Discontinued Operations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Dec. 31, 2021
Discontinued Operations (Details) [Line Items]
Impairments of long-lived assets			$ 22,800,000
Goodwill			12,500,000
Intangible assets			10,000,000
Capitalized software			300,000
Capitalized software, net	$ 344,302		654,556		$ 6,940,653
Reversal of bad debt expense			300,000
Proceeds from sale of discontinued operations	600,000
Termination of contingent consideration obligation in connection with sale of discontinued operations	2,283,806
Total assets held for sale			5,130,028	$ 2,700,000
365 Cannabis [Member]
Discontinued Operations (Details) [Line Items]
Impairments of long-lived assets	9,000,000		22,200,000
Total impairments of long-lived assets			22,200,000
LCA [Member]
Discontinued Operations (Details) [Line Items]
Impairments of long-lived assets	100,000
Total impairments of long-lived assets			600,000
Capitalized software, net	$ 600,000		$ 1,100,000		$ 400,000